WARRANTS - Summary of Outstanding Warrants (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Feb. 17, 2026	Dec. 31, 2025	Sep. 16, 2025	Dec. 31, 2024	Nov. 13, 2023
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 35,552,859		$ 633,391		$ 255,930
Equity classified warrants	31,242,143		$ 46,836,969		238,923
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price			$ 15.87
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price			$ 10.88
2025 Offering Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 377,460		$ 377,460	$ 25,260,605
Exercise price	$ 0.8553		$ 0.8553	$ 0.8553
Expiration date				Sep. 16, 2030
Expiration date	2030-09		2030-09
Junior Note Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 172,209		$ 172,209		172,208
Exercise price	$ 24.95		$ 24.95			$ 24.95
Expiration date						Dec. 06, 2028
Expiration date	2028-12		2028-12
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 83,722		$ 83,722		83,722
Exercise price	$ 2,295.4		$ 2,295.4
Expiration date	2028-01		2028-01
December 2025 $0.05 YA Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.05		$ 0.05
Expiration date	2030-12		2030-12
Equity classified warrants	$ 16,032,065		$ 16,032,065
December 2025 $1.25 YA Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 1.25		$ 1.25
Expiration date	2030-12		2030-12
Equity classified warrants	$ 20,040,081		$ 20,040,081
December 2025 $1.871 YA Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 1.871		$ 1.871
Expiration date	2030-12		2030-12
Equity classified warrants	$ 5,010,021		$ 5,010,021
December 2025 $2.35 YA Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 2.35		$ 2.35
Expiration date	2030-12		2030-12
Equity classified warrants	$ 5,010,021		$ 5,010,021
2025 Offering Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.8907		$ 0.8907	$ 0.8907
Expiration date	2030-09		2030-09
Equity classified warrants	$ 673,617		$ 673,617
June 2023 Senior Note Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 205.59		$ 205.59
Expiration date	2028-06		2028-06
Equity classified warrants	$ 67,177		$ 67,177		67,177
Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Equity classified warrants					167,759
August 2024 Warrants Issued with Junior Notes [Member]
Class of Warrant or Right [Line Items]
Expiration date	2029-08		2029-08
Equity classified warrants	$ 3,987		$ 3,987		$ 3,987
August 2024 Warrants Issued with Junior Notes [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 15.87		$ 15.87
August 2024 Warrants Issued with Junior Notes [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 10.88		$ 10.88
February 2026 Offering Common Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 32,792,859
Expiration date	2031-02
February 2026 Offering Common Warrants [Member] | February 17, 2026 - August 17, 2026 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.6587
February 2026 Offering Common Warrants [Member] | August 18, 2026 - January 1, 2027 [Member]
Class of Warrant or Right [Line Items]
Exercise price	0.5489
February 2026 Offering Common Warrants [Member] | January 2, 2027 - February 17, 2031 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.287
February 2026 Offering Common Warrants [Member] | Maximum [Member] | February 17, 2026 - August 17, 2026 [Member]
Class of Warrant or Right [Line Items]
Exercise price date	Aug. 17, 2026
February 2026 Offering Common Warrants [Member] | Maximum [Member] | August 18, 2026 - January 1, 2027 [Member]
Class of Warrant or Right [Line Items]
Exercise price date	Jan. 01, 2027
February 2026 Offering Common Warrants [Member] | Maximum [Member] | January 2, 2027 - February 17, 2031 [Member]
Class of Warrant or Right [Line Items]
Exercise price date	Feb. 17, 2031
February 2026 Offering Common Warrants [Member] | Minimum [Member] | February 17, 2026 - August 17, 2026 [Member]
Class of Warrant or Right [Line Items]
Exercise price date	Feb. 17, 2026
February 2026 Offering Common Warrants [Member] | Minimum [Member] | August 18, 2026 - January 1, 2027 [Member]
Class of Warrant or Right [Line Items]
Exercise price date	Aug. 18, 2026
February 2026 Offering Common Warrants [Member] | Minimum [Member] | January 2, 2027 - February 17, 2031 [Member]
Class of Warrant or Right [Line Items]
Exercise price date	Jan. 02, 2027
February 2026 Offering Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Liability classified warrants	$ 2,126,609
Exercise price	$ 0.0005
February 2026 Offering Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.6861	$ 0.6861
Expiration date	2031-02
Equity classified warrants	$ 437,239